Other Payables (Details) - Schedule of Other Payables - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Other Payables [Line Items]
Output tax payable	$ 42,387	$ 161,685
Total	4,274,056	6,080,563
Payables on Intangible Assets [Member]
Schedule of Other Payables [Line Items]
Payables on intangible assets	3,000,001	3,020,475
Professional Fee Payable [Member]
Schedule of Other Payables [Line Items]
Professional fee payable	454,669	1,037,187
Salaries and Bonuses Payable [Member]
Schedule of Other Payables [Line Items]
Salaries and bonuses payable	261,140	689,331
Pension Payable [Member]
Schedule of Other Payables [Line Items]
Pension payable	52,461	83,738
Payables on Machinery and Equipment [Member]
Schedule of Other Payables [Line Items]
Payables on machinery and equipment		19,724
Others [Member]
Schedule of Other Payables [Line Items]
Others	$ 463,398	$ 1,068,423